OTHER RECEIVABLES, NET - Additional Information (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
OTHER RECEIVABLES, NET
Net recovery of provision for credit losses of other receivables	¥ 54,956	$ 7,859	¥ 224,756